Related Party Transactions and Shared Service Costs - Additional Information (Details) - USD ($)		1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 01, 2022	Mar. 31, 2022	Jan. 31, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions (Details) [Line Items]
Purchase price of founder shares				$ 250,000	$ 1,152,163
Related party paid amount		$ 250,000
Accrued expenses				2,198,568	2,038,291	$ 990,485
Related party cost		$ 250,000
Founder and Director[ Member]
Related Party Transactions (Details) [Line Items]
forwent salary			$ 1,500,000
Forwent salary repayment period			4 years
PH Pharma Ltd [Member]
Related Party Transactions (Details) [Line Items]
Purchase price of founder shares	$ 100,000
Lease payment	3,000
Related party paid amount	15,000
Accounts payable, related parties, current				345,808	426,673
Accrued liabilities				2,122,710	1,885,843
Unpaid compensation				1,892,060	1,095,043
Accrued expenses				$ 230,650	$ 790,800
Related party cost	$ 15,000